Submission	Sep. 16, 2024
Submission [Line Items]
Central Index Key	0001601830
Registrant Name	RECURSION PHARMACEUTICALS, INC.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES